Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Kongsberg Gruppen ASA	12,942	$246,957

Airlines — 0.0%
Norwegian Air Shuttle ASA(a)	91,459	3,704

Banks — 16.1%
DNB ASA(a)	139,536	2,538,923
Norwegian Finans Holding ASA(a)	18,393	147,034
Sbanken ASA(a)(b)	11,674	93,982
SpareBank 1 Nord Norge	16,384	135,414
Sparebank 1 Oestlandet	5,192	54,754
SpareBank 1 SMN	20,821	224,041
SpareBank 1 SR-Bank ASA(a)	25,726	258,230

		3,452,378

Chemicals — 6.1%
Borregaard ASA	15,209	224,616
Elkem ASA(b)	35,329	113,926
Yara International ASA	24,015	975,611

		1,314,153

Commercial Services & Supplies — 3.3%
Tomra Systems ASA	16,397	708,896

Construction & Engineering — 1.1%
Veidekke ASA(a)	15,331	225,726

Diversified Financial Services — 1.0%
Aker ASA, Class A	3,876	219,914

Diversified Telecommunication Services — 8.3%
Telenor ASA	103,303	1,766,506

Electric Utilities — 0.6%
Fjordkraft Holding ASA(b)	12,383	118,285

Electrical Equipment — 2.5%
NEL ASA(a)	190,649	525,455

Energy Equipment & Services — 3.2%
BW Offshore Ltd.	14,554	57,088
Ocean Yield ASA	12,413	36,791
Subsea 7 SA(a)	35,100	334,648
TGS NOPEC Geophysical Co. ASA	17,884	249,382

		677,909

Food Products — 17.5%
Austevoll Seafood ASA	15,368	140,638
Bakkafrost P/F(a)	7,642	480,613
Grieg Seafood ASA	7,838	67,702
Leroy Seafood Group ASA	46,611	292,615
Mowi ASA	65,167	1,324,811
Norway Royal Salmon ASA	2,055	47,705
Orkla ASA	96,079	924,274
Salmar ASA(a)	8,309	457,358

		3,735,716

Independent Power and Renewable Electricity Producers — 2.5%
Scatec ASA(b)	16,910	531,170

Industrial Conglomerates — 0.4%
Bonheur ASA	2,853	75,057

Insurance — 5.8%
Gjensidige Forsikring ASA	30,136	659,095

Security	Shares	Value

Insurance (continued)
Protector Forsikring ASA(a)	12,929	$71,677
Storebrand ASA(a)	71,175	507,739

		1,238,511

Interactive Media & Services — 2.7%
Adevinta ASA(a)	35,125	582,204

IT Services — 0.8%
Atea ASA	13,658	180,737

Machinery — 0.4%
Hexagon Composites ASA(a)	12,546	79,186

Marine — 0.8%
Golden Ocean Group Ltd.	17,311	74,079
Stolt-Nielsen Ltd.	5,490	57,835
Wallenius Wilhelmsen ASA(a)	16,677	40,390

		172,304

Media — 4.1%
Schibsted ASA, Class A(a)	8,081	332,032
Schibsted ASA, Class B(a)	14,896	544,939

		876,971

Metals & Mining — 3.8%
Norsk Hydro ASA	197,968	804,693

Multiline Retail — 0.6%
Europris ASA(b)	24,767	134,789

Oil, Gas & Consumable Fuels — 12.2%
BW LPG Ltd.(b)	15,297	98,191
DNO ASA	110,581	74,989
Equinor ASA	143,948	2,278,697
Flex LNG Ltd.	4,484	34,453
Frontline Ltd./Bermuda	16,248	103,194
Hafnia Ltd.	15,498	24,709

		2,614,233

Real Estate Management & Development — 2.6%
Entra ASA(b)	25,303	507,968
Selvaag Bolig ASA	9,697	56,825

		564,793

Semiconductors & Semiconductor Equipment — 1.5%
Nordic Semiconductor ASA(a)	22,557	324,986

Software — 0.3%
Crayon Group Holding ASA(a)(b)	4,096	52,168
Pexip Holding ASA(a)	3,375	22,616

		74,784

Specialty Retail — 0.1%
XXL ASA(a)(b)	11,690	25,831

Total Common Stocks — 99.5% (Cost: $23,978,326)		21,275,848

Total Investments in Securities — 99.5% (Cost: $23,978,326)		21,275,848

Other Assets, Less Liabilities — 0.5%		111,600

Net Assets — 100.0%		$21,387,448

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Norway ETF

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$126,224	$—	$(126,085	)(b)	$(110)	$(29)	$—	—	$1,801	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	10,000	—	(10,000	)(b)	—	—	—	—	1		—

					$(110)	$(29)	$—		$1,802		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	2	12/18/20	$84	$5,211

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$21,275,848	$—	$—	$21,275,848

Derivative financial instruments(a)
Assets
Futures Contracts	$5,211	$—	$—	$5,211

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2